UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Ironwood Capital Management, LLC
Address:      21 Custom House Street
              Suite 240
              Boston, MA  02110

Form 13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Gary S. Saks
Title:        Chief Financial Officer
Phone:        617.757.7601


Signature, Place and Date of Signing:


/s/ Gary S. Saks             Boston, MA             February 7, 2006
----------------             -------------          -----------------
  [Signature]                [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  122

Form 13F Information Table Value Total: $267,240
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                    FORM 13F

                                INFORMATION TABLE


                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      COM              350865101     2856   182005 SH       SOLE                    98805             83200
A.M. Castle & Co.              COM              148411101     4277   195850 SH       SOLE                   100250             95600
AES Corp.                      COM              00130H105      558    35275 SH       SOLE                    35275
AirTran Holdings Inc           COM              00949P108     1604   100065 SH       SOLE                   100065
Aleris                         COM              014477103     6864   212904 SH       SOLE                   108961            103943
American International Group   COM              026874107      472     6917 SH       SOLE                     6917
Analogic Corporation           COM              032657207     6851   143171 SH       SOLE                    87571             55600
Aquila Inc                     COM              03840P102     5635  1565325 SH       SOLE                   767925            797400
Arch Capital Group             COM              G0450A105     3171    57910 SH       SOLE                    33710             24200
Ariad Pharmaceuticals Inc      COM              04033a100     5595   956486 SH       SOLE                   601286            355200
Assured Guaranty Ltd           COM              g0585r106     1872    73745 SH       SOLE                    38345             35400
Axesstel nc.                   COM              05459t101      207   183515 SH       SOLE                   183515
Bank of America Corp.          COM              060505104      511    11064 SH       SOLE                    11064
Bristol Myers                  COM              110122108      283    12332 SH       SOLE                    12332
Broadwing Corp                 COM              11161e101     7780  1285935 SH       SOLE                   776435            509500
Cadence Resources Corp         COM              12738n103     1097   241675 SH       SOLE                   241675
Captiva Software Corp          COM              14073t109     1541    69335 SH       SOLE                    69335
Catalina Marketing Corp.       COM              148867104     1029    40594 SH       SOLE                    40594
Cendant Corp.                  COM              151313103      354    20550 SH       SOLE                    20550
Ceridian Corp.                 COM              156779100      532    21425 SH       SOLE                    21425
Charlotte Russe Holdings       COM              161048103     1299    62355 SH       SOLE                    62355
Chemtura Corp                  COM              163893100     7688   605388 SH       SOLE                   375688            229700
Chiquita Brands Intl           COM              170032809     1440    71948 SH       SOLE                    71948
Cimarex Energy Co              COM              171798101     1059    24631 SH       SOLE                    24631
Citigroup, Inc.                COM              172967101      364     7506 SH       SOLE                     7506
Citizens First Bancorp         COM              17461r106     1498    63553 SH       SOLE                    63553
Cray Inc                       COM              225223106      414   310945 SH       SOLE                   310945
Criticare Systems Inc          COM              226901106     1962   395610 SH       SOLE                   395610
Danka Business Sys-Spon Adr    COM              236277109     4023  2452840 SH       SOLE                  1448240           1004600
Datastream Systems Inc.        COM              238124101     4514   521825 SH       SOLE                   298525            223300
Denbury Resources Inc          COM              247916208     3852   169108 SH       SOLE                   139908             29200
Duquesne Light Holdings, Inc.  COM              266233105      625    38325 SH       SOLE                    38325
Durect Corporation             COM              266605104    10590  2088695 SH       SOLE                  1493195            595500
Dynegy Inc Cl A                COM              26816q101     7817  1614995 SH       SOLE                   934995            680000
EMS Technologies Inc.          COM              26873N108     1077    60850 SH       SOLE                    60850
EPIX Medical Inc               COM              26881Q101      342    84755 SH       SOLE                    84755
ExxonMobil                     COM              30231G102     1292    22994 SH       SOLE                    22994
Foot Locker Inc                COM              344849104      239    10125 SH       SOLE                    10125
GSI Group Inc                  COM              36229U102      675    62168 SH       SOLE                    62168
General Electric Co.           COM              369604103     1198    34182 SH       SOLE                    34182
Genitope Corp                  COM              37229p507      813   102220 SH       SOLE                   102220
Gevity HR, Inc.                COM              374393106     6537   254157 SH       SOLE                   162457             91700
Goodyear Tire & Rubber         COM              382550101      582    33500 SH       SOLE                    33500
HMS Holdings Corp              COM              40425j101     2860   373895 SH       SOLE                   256195            117700
Healthtronics, Inc             COM              42222L107      202    26445 SH       SOLE                    26445
Hewlett Packard                COM              428236103      526    18363 SH       SOLE                    18363
Hollis-Eden Pharm.             COM              435902101      458    94654 SH       SOLE                    94654
Hooker Furniture Corp          COM              439038100     2279   132895 SH       SOLE                    43495             89400
I-Many, Inc.                   COM              44973q103     1375   982039 SH       SOLE                   982039
IBM                            COM              459200101      853    10379 SH       SOLE                    10379
ICO Inc                        COM              449293109     2525   781805 SH       SOLE                   484705            297100
Indevus Pharmaceuticals        COM              454072109      459    85345 SH       SOLE                    85345
Isolagen                       COM              46488n103      214   115660 SH       SOLE                   115660
LTX Corp                       COM              502392103      348    77350 SH       SOLE                    77350
Lamson & Sessions Co.          COM              513696104      449    17965 SH       SOLE                    17965
MOCON Inc                      COM              607494101      310    33345 SH       SOLE                    33345
MTI Technology Corp            COM              553903105      321   263325 SH       SOLE                   263325
MagneTek Inc.                  COM              559424106     6313  1942530 SH       SOLE                  1080030            862500
Material Sciences Corp         COM              576674105     7712   546950 SH       SOLE                   350050            196900
Maxwell Technologies           COM              577767106      556    39265 SH       SOLE                    39265
McKesson Corporation           COM              58155Q103      837    16225 SH       SOLE                    16225
Measurement Specialties        COM              583421102      915    37560 SH       SOLE                    37560
Mentor Graphics                COM              587200106      845    81765 SH       SOLE                    81765
Merck & Co.                    COM              589331107      303     9524 SH       SOLE                     9524
Moldflow Corporation           COM              608507109      754    54119 SH       SOLE                    54119
Motorola, Inc                  COM              620076109      619    27400 SH       SOLE                    27400
NMS Communications Corp        COM              629248105     1456   417325 SH       SOLE                   417325
Navigant International Inc     COM              63935r108     5638   519675 SH       SOLE                   267175            252500
NeoPharm Inc                   COM              640919106     4849   449395 SH       SOLE                   250695            198700
Newpark Resources              COM              651718504     4030   528215 SH       SOLE                   398815            129400
Nortel Networks Corp.          COM              656568102       43    14170 SH       SOLE                    14170
Novavax Inc                    COM              670002104     3443   894338 SH       SOLE                   552138            342200
Olin Corp                      COM              680665205     4775   242650 SH       SOLE                   115450            127200
PMA Capital Corporation-Cl A   COM              693419202     6387   699545 SH       SOLE                   428345            271200
Parallell Petroleum Corp.      COM              699157103     1138    66905 SH       SOLE                    66905
Pegasystems Inc                COM              705573103      882   120596 SH       SOLE                   120596
Pepsico Inc.                   COM              713448108      516     8730 SH       SOLE                     8730
Petrohawk Energy Corp          COM              716495106     3243   245300 SH       SOLE                   128300            117000
Pfizer Inc.                    COM              717081103      485    20813 SH       SOLE                    20813
Photon Dynamics                COM              719364101      752    41135 SH       SOLE                    41135
Plato Learning, Inc.           COM              72764Y100      813   102425 SH       SOLE                   102425
Playtex Products Inc           COM              72813p100     1349    98675 SH       SOLE                    59575             39100
PolyOne Corp                   COM              73179P106     5816   904485 SH       SOLE                   480685            423800
Praecis Pharmaceuticals Inc.   COM              739421402      121    30165 SH       SOLE                    30165
Progress Software Corp         COM              743312100     2545    89678 SH       SOLE                    89678
Progressive Corp               COM              743315103      520     4450 SH       SOLE                     4450
Proliance International Inc    COM              74340r104     3300   623775 SH       SOLE                   292875            330900
Quadramed Corp                 COM              74730w101      643   446800 SH       SOLE                   446800
Railpower Technologies Inc     COM              750758104      344    61940 SH       SOLE                    61940
Rewards Network Inc.           COM              761557107      838   130870 SH       SOLE                   130870
Russell Corp                   COM              782352108     2855   212100 SH       SOLE                    55100            157000
SafeNet Inc                    COM              78645r107     1131    35110 SH       SOLE                    35110
Safeway, Inc.                  COM              786514208      235     9950 SH       SOLE                     9950
Segue Software, Inc.           COM              815807102     1185   188715 SH       SOLE                   188715
Semitool Inc                   COM              816909105      855    78540 SH       SOLE                    78540
Shaw Group Inc.                COM              820280105     5304   182340 SH       SOLE                   137840             44500
Sirna Therapeutics inc         COM              829669100     2754   908910 SH       SOLE                   546410            362500
Softbrands Inc                 COM              83402A107     2839  1385110 SH       SOLE                   715866            669244
Sonus Networks Inc             COM              835916107     1265   340100 SH       SOLE                   340100
Steve Madden Ltd               COM              556269108     1752    59934 SH       SOLE                    59934
Strategic Diagnostics Inc      COM              862700101      719   197470 SH       SOLE                   197470
SunOpta Inc.                   COM              8676ep108     1642   312140 SH       SOLE                   312140
Sunterra Corp                  COM              86787d208     4638   326170 SH       SOLE                   181170            145000
Sycamore Networks              COM              871206108     1169   270640 SH       SOLE                   270640
Synovis Life Technologies Inc  COM              87162G105      389    38790 SH       SOLE                    38790
Sypris Solutions Inc.          COM              871655106      883    88482 SH       SOLE                    88482
Technitrol Inc.                COM              878555101     2905   169910 SH       SOLE                   109910             60000
Teletech Holdings, Inc         COM              879939106     1174    97420 SH       SOLE                    97420
The Benefits Group(PP)         COM              081990350        0    16666 SH       SOLE                    16666
The Hanover Group              COM              410867105     5894   141100 SH       SOLE                    79000             62100
U.S. Physical Therapy          COM              90337l108     1971   106738 SH       SOLE                   106738
USI Holdings corp              COM              90333H101     4623   335710 SH       SOLE                   205510            130200
United Stationers Inc          COM              913004107     5040   103925 SH       SOLE                    49325             54600
Varian Semiconductor Equipment COM              922207105     3503    79732 SH       SOLE                    79732
Viacom Inc. Cl B               COM              925524308      247     7563 SH       SOLE                     7563
Vicor                          COM              925815102     1248    78965 SH       SOLE                    78965
Viewpoint Corp                 COM              92672P108      379   344110 SH       SOLE                   344110
Vivus Inc                      COM              928551100      680   229765 SH       SOLE                   229765
Westaff Inc.                   COM              957070105     4414   891766 SH       SOLE                   436350            455416
Western Silver Corp            COM              959531104     6043   536645 SH       SOLE                   285145            251500
Woodhead Industries Inc.       COM              979438108      335    24187 SH       SOLE                    24187
Xerox                          COM              984121103      221    15055 SH       SOLE                    15055